ALLIANCE MUNICIPAL TRUST -NEW YORK PORTFOLIO


ALLIANCE CAPITAL



ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY#                          YIELD                     VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-94.0%
          NEW YORK-93.4%
          ALBANY IDA
          (Davies Office
          Refurbishing Inc.)
          Series '95 AMT VRDN (a)
$ 2,405   9/01/15                             3.45%            $   2,405,000
          ALBANY IDA
          (Davies Office
          Refurbishing Inc.)
          Series '97 AMT VRDN (a)
  1,300   2/01/17                             3.45                 1,300,000
          ALBANY IDA
          (United Cerebal Palsy)
          Series '97B VRDN (a)
 13,200   12/01/19                            3.40                13,200,000
          COPAKE-TACONIC HILLS
          CENTRAL SCHOOL DISTRICT
          BAN
 10,000   9/30/98                             3.96                10,007,180
          CORNING BAN
          Series '97
  1,079   9/10/98                             3.98                 1,079,993
          DUTCHESS COUNTY IDR
          (Toys 'R' Us/NYTEX)
          Series '84 VRDN (a)
  1,000   11/01/19                            3.63                 1,000,000
          ERIE COUNTY IDA SOLID
          WASTE
          (Canfibre Lackawanna)
          Series '97 AMT VRDN (a)
 20,000   12/01/27                            3.50                20,000,000
          FRANKLIN COUNTY IDR
          (KES Chateaugay L.P.)
          Series '91A AMT
          VRDN (a)
 14,900   7/01/21                             4.05                14,900,000
          HEMPSTEAD IDR
          (American Ref-Fuel)
          Series '97 VRDN (a)
  5,300   12/01/10                            3.55                 5,300,000
          LONG ISLAND POWER
          AUTHORITY
          Electric System Revenue
          Series '98-1 VRDN (a)
  5,000   5/01/33                             3.50                 5,000,000
          LONG ISLAND POWER
          AUTHORITY
          Electric System Revenue
          Series '98-2 VRDN (a)
  8,000   5/01/33                             3.25                 8,000,000
          LYONS COUNTY SCHOOL
          DISTRICT RAN
          Series '98
  3,100   6/25/99                             3.69                 3,106,152
          NEW YORK CITY GO
          Series '95F-4 VRDN (a)
 11,650   2/15/20                             3.35                11,650,000
          NEW YORK CITY GO
          Series '95F-5 VRDN (a)
 20,800   2/15/16                             3.35                20,800,000
          NEW YORK CITY GO
          Series F-2 VRDN (a)
  8,350   2/15/12                             3.40                 8,350,000
          NEW YORK CITY HEALTH &
          HOSPITAL CORP.
          (Health System)
          Series '97A VRDN (a)
 24,100   2/15/26                             3.20                24,100,000
          NEW YORK CITY HOUSING
          DEVELOPMENT CORP.
          MFHR
          (100 Jane Street Project)
          Series '95A AMT
          VRDN (a)
  4,150   10/01/30                            3.50                 4,150,000
          NEW YORK CITY HOUSING
          DEVELOPMENT CORP.
          MFHR
          (2111 Hughes Ave. Project)
          Series '97A VRDN (a)
  4,900   12/01/29                            3.60                 4,900,000
          NEW YORK CITY HOUSING
          DEVELOPMENT CORP.
          MFHR
          (400 West 59th Street
          Project)
          Series '95A-2 VRDN (a)
  6,000   11/01/30                            3.50                 6,000,000
          NEW YORK CITY HOUSING
          DEVELOPMENT CORP.
          MFHR
          (Parkgate Tower-1)
          VRDN (a)
  2,250   12/01/07                            3.20                 2,250,000
          NEW YORK CITY HOUSING
          DEVELOPMENT CORP.
          MFHR
          (Queenswood Apts.
          Project)
          Series '89A VRDN (a)
  9,075   2/01/17                             3.35                 9,075,000


1


STATEMENT OF NET ASSETS (CONTINUED)
                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY#                          YIELD                     VALUE
-------------------------------------------------------------------------------
          NEW YORK CITY HOUSING
          DEVELOPMENT CORP.
          MFHR
          (Tompkins Court Project)
          Series '97A VRDN (a)
$ 7,100   12/01/29                            3.50%            $   7,100,000
          NEW YORK CITY HOUSING
          DEVELOPMENT CORP.
          MFHR
          (Vermont School Project)
          Series '97A VRDN (a)
  5,000   12/01/29                            3.50                 5,000,000
          NEW YORK CITY HOUSING
          DEVELOPMENT CORP.
          MFHR
          (West 89th Street Project)
          Series '96A AMT
          VRDN (a)
  8,100   12/01/29                            3.30                 8,100,000
          NEW YORK CITY HOUSING
          DEVELOPMENT CORP.
          MFMR
          (400 West 59th Street
          Project)
          Series A-1 AMT
          VRDN (a)
  3,700   11/01/30                            3.60                 3,700,000
          NEW YORK CITY IDA
          (American Civil Liberties
          Union)
          Series '97 VRDN (a)
    967   6/01/12                             3.35                   967,000
          NEW YORK CITY IDA
          (Korean Airlines Co.)
          Series A AMT VRDN (a)
  7,000   11/01/24                            3.35                 7,000,000
          NEW YORK CITY IDA
          (Nippon Cargo Air
          Project)
          Series '92 AMT VRDN (a)
 25,200   11/01/15                            4.30                25,200,000
          NEW YORK CITY IDA
          SOLID WASTE
          (USA Waste Services)
          Series '97 AMT VRDN (a)
  5,000   12/01/17                            3.40                 5,000,000
          NEW YORK CITY
          MUNICIPAL ASSISTANCE
          CORP.
          Sub Series K-1 VRDN (a)
  4,500   7/01/08                             3.20                 4,500,000
          NEW YORK CITY TRUST
          CULTURAL RESOURCES
          (Carnegie Hall)
          MBIA VRDN (a)
  4,022   12/01/15                            3.50                 4,022,000
          NEW YORK GO
          Series '95F-7 VRDN (a)
  6,100   2/15/12                             3.35                 6,100,000
          NEW YORK STATE
          DORMITORY AUTHORITY
          (NY Foundling
          Charitable Project)
          VRDN (a)
 10,260   7/01/12                             3.35                10,260,000
          NEW YORK STATE ERDA
          (Long Island Lighting Co.)
          Series '94A AMT VRDN (a)
 15,900   10/01/24                            3.55                15,900,000
          NEW YORK STATE ERDA
          PCR
          (Central Hudson
          Gas & Electric)
          Series '87A AMT VRDN (a)
 17,300   6/01/27                             3.30                17,300,000
          NEW YORK STATE ERDA
          PCR
          (Long Island Lighting Co.)
           Series A PPB (a)
  6,000   3/01/99                             3.58                 6,000,000
          NEW YORK STATE ERDA
          PCR
          (Rochester Gas & Electric
          Corp.)
          Series '97B MBIA
          VRDN (a)
  5,000   8/01/32                             3.45                 5,000,000
          NEW YORK STATE ERDA
          PCR
          (Rochester Gas & Electric
          Corp.)
          Series '97B MBIA
          VRDN (a)
  2,800   8/01/32                             3.20                 2,800,000
          NEW YORK STATE HFA
          (250 West 50th Street)
          Series '97A AMT VRDN (a)
  3,000   5/01/30                             3.30                 3,000,000
          NEW YORK STATE HFA
          (East 84th Street)
          Series '95A AMT VRDN (a)
  4,000   11/01/28                            3.30                 4,000,000


2


                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY#                          YIELD                     VALUE
-------------------------------------------------------------------------------
          NEW YORK STATE HFA
          (Tribeca Park)
          Series '97A AMT
          VRDN (a)
$12,500   11/01/30                            3.30%            $  12,500,000
          NEW YORK STATE HFA
          MFHR
          (Normandie Court II)
          Series '87A AMT
          VRDN (a)
  5,000   11/01/02                            3.20                 5,000,000
          NEW YORK STATE HFA
          MFHR
          (Saxony Apartments)
          Series '97A AMT
          VRDN (a)
 18,700   11/01/30                            3.50                18,700,000
          NEW YORK STATE HFA
          MFHR
          (Union Square South
          Housing)
          Series '96 AMT
          VRDN (a)
  2,100   11/01/24                            3.30                 2,100,000
          NEW YORK STATE LOCAL
          GOVERNMENT ASSISTANCE
          CORP.
          Series '95B VRDN (a)
  5,000   4/01/25                             3.15                 5,000,000
          NEW YORK STATE LOCAL
          GOVERNMENT ASSISTANCE
          CORP.
          Series '95D VRDN (a)
 10,000   4/01/25                             3.65                10,000,000
          NEW YORK STATE LOCAL
          GOVERNMENT ASSISTANCE
          CORP.
          Series '95E VRDN (a)
  7,900   4/01/25                             3.30                 7,900,000
          NEW YORK STATE LOCAL
          GOVERNMENT ASSISTANCE
          CORP.
          Series '95F VRDN (a)
 15,000   4/01/25                             3.15                15,000,000
          NEW YORK STATE LOCAL
          GOVERNMENT ASSISTANCE
          CORP.
          Series '95G VRDN (a)
 16,000   4/01/25                             3.25                16,000,000
          NEW YORK STATE MEDICAL
          CARE FACILITIES FINANCE
          AGENCY
          (Pooled Equipment Loan
          Program II)
          Series '94A VRDN (a)
 14,625   11/01/03                            3.30                14,625,000
          NEWFANE SCHOOL DISTRICT
          BAN
  4,500   6/10/99                             3.85                 4,506,107
          NIAGARA COUNTY IDA
          (American Ref-Fuel)
          Series '94A VRDN (a)
 18,000   11/15/24                            3.50                18,000,000
          NIAGARA COUNTY IDA
          (American Ref-Fuel)
          Series '94C AMT
          VRDN (a)
 10,000   11/15/24                            3.60                10,000,000
          NIAGARA COUNTY IDA
          (American Ref-Fuel)
          Series '96D AMT
          VRDN (a)
  3,100   11/15/26                            3.60                 3,100,000
          NIAGARA COUNTY IDA
          (Pyron Corp. Project)
          Series '89 AMT
          VRDN (a)
  1,899   11/01/04                            3.55                 1,899,000
          OLEAN BAN
          FSA
    370   10/01/98                            3.90                   370,543
          ONTARIO COUNTY IDA
          (Ultrafab Inc.)
          Series '95 AMT
          VRDN (a)
  2,100   12/01/15                            3.65                 2,100,000
          RENSSELAER COUNTY IDA
          (Rensselaer Polytechnic
          Institute Project)
          Series '97A VRDN (a)
  4,400   2/01/22                             3.40                 4,400,000
          SKANEATELES VILLAGE BAN
          Series '98
  1,800   11/06/98                            3.80                 1,801,221
          SOUTHEAST IDA
          (The Rawplug Project)
          Series '96 AMT
          VRDN (a)
  2,200   5/01/21                             3.60                 2,200,000


3


STATEMENT OF NET ASSETS (CONTINUED)
                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY#                          YIELD                     VALUE
-------------------------------------------------------------------------------
          SUFFOLK COUNTY IDA
          ( ADP Inc. Project)
          Series '97 VRDN (a)
$ 3,785   4/01/18                             4.00%            $   3,785,000
          SUFFOLK COUNTY IDA
          (Nissequogue Cogen
          Partners)
          Series '93 AMT
          VRDN (a)
  9,700   12/15/23                            3.40                 9,700,000
                                                              --------------
                                                                 486,209,196
          PUERTO RICO-0.6%
          PUERTO RICO
          COMMONWEALTH HIGHWAY
          & TRANSPORTATION
          Series '98A AMBAC
          VRDN (a)
  3,000   7/01/28                             3.00                 3,000,000

          Total Municipal Bonds
          (amortized cost
          $489,209,196)                                          489,209,196

          COMMERCIAL PAPER-7.3%
          NEW YORK-7.3%
          NEW YORK STATE
          DORMITORY AUTHORITY
          (Memorial Sloan-Kettering
          Cancer Center)
          Series '89B
  5,150   9/16/98                             3.60                 5,150,000
          NEW YORK STATE
          DORMITORY AUTHORITY
          (Memorial Sloan-Kettering
          Cancer Center) Series '96
 10,000   9/04/98                             3.70                10,000,000
          NEW YORK STATE
          POWER AUTHORITY
 10,000   9/15/98                             3.60                10,000,000
          NEW YORK STATE
          POWER AUTHORITY
 13,000   9/01/98                             3.80                13,000,000

          Total Commercial Paper
          (amortized cost
          $38,150,000)                                            38,150,000

          TOTAL INVESTMENTS-101.3%
          (amortized cost
          $527,359,196)                                          527,359,196
          Other assets less
          liabilities-(1.3%)                                      (6,797,642)

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          520,625,500 shares
          outstanding)                                         $ 520,561,554


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     ERDA   Energy Research & Development Authority
     FSA    Financial Security Assurance
     GO     General Obligation
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     MFHR   Multi-Family Housing Revenue
     MFMR   Multi-Family Mortgage Revenue
     PCR    Pollution Control Revenue
     RAN    Revenue Anticipation Note

     See notes to financial statements.


4


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998          ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $ 16,239,952

EXPENSES
  Advisory fee (Note B)                             $ 2,238,051
  Distribution assistance and administrative
    service (Note C)                                  1,511,768
  Transfer agency (Note B)                              524,589
  Custodian fees                                        115,467
  Registration fees                                      46,694
  Printing                                               41,393
  Audit and legal fees                                   25,460
  Trustees' fees                                          2,830
  Miscellaneous                                           4,464
  Total expenses                                      4,510,716
  Less: expense reimbursement and fee waiver           (326,816)
  Net expenses                                                       4,183,900

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 12,056,052


See notes to financial statements.


5


STATEMENT OF CHANGES
IN NET ASSETS                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

                                                  YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 1998   JUNE 30, 1997
                                                 -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $  12,056,052   $  10,008,303
  Net realized gain on investment transactions              -0-             51
  Net change in unrealized appreciation of
    investments                                             -0-         (2,331)
  Net increase in net assets from operations        12,056,052      10,006,023
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                            (12,056,052)    (10,008,303)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                            165,101,028      24,478,975
  Total increase                                   165,101,028      24,476,695
NET ASSETS
  Beginning of year                                355,460,526     330,983,831
  End of year                                    $ 520,561,554   $ 355,460,526


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to November 19, 1997 for expenses exceeding .85% of its average daily net assets and from November 20, 1997 to January 5, 1998 for expenses exceeding .93% of its average daily net assets. For the year ended June 30, 1998, the reimbursement amounted to $130,258.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $306,736 for the year ended June 30, 1998.


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the year ended June 30, 1998, the distribution fee amounted to $1,119,026, of which $196,558 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $392,742 of which $94,500 was paid to the Adviser.


NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1998, capital paid-in aggregated $520,582,102. Transactions, all at $1.00 per share, were as follows:


                                                YEAR ENDED        YEAR ENDED
                                                  JUNE 30,          JUNE 30,
                                                   1998              1997
                                              ---------------   ---------------
Shares sold                                    1,778,864,407     1,393,269,626
Shares issued on reinvestments of dividends       12,056,052        10,008,303
Shares redeemed                               (1,625,819,431)   (1,378,798,954)
Net increase                                     165,101,028        24,478,975


8


FINANCIAL HIGHLIGHTS              ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  YEAR ENDED JUNE 30,
                                           -----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .027         .027         .028         .028         .018

LESS: DIVIDENDS
Dividends from net investment income           (.027)       (.027)       (.028)       (.028)       (.018)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.74%        2.77%        2.87%        2.84%        1.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $520,562     $355,461     $330,984     $177,254     $162,839
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .93%         .85%         .85%         .85%         .84%
  Expenses, before waivers and
    reimbursements                              1.01%        1.04%        1.03%        1.03%        1.08%
  Net investment income (a)                     2.69%        2.73%        2.82%        2.81%        1.77%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


9


INDEPENDENT AUDITOR'S REPORT      ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
We have audited the accompanying statement of net assets of the New York Portfolio of Alliance Municipal Trust as of June 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New York Portfolio of Alliance Municipal Trust as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


10


ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 4 9 #
For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ANYAR